RETIREMENT BENEFIT PLANS - Summary of Retirement Benefit Plans (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024
Assets/(liabilities)
Surplus (deficit) in plan		£ (75)
Total net assets	£ 502		£ 416
Unfunded pension and post-retirement medical benefits
Assets/(liabilities)
Surplus (deficit) in plan	(22)		(23)
Surplus | Funded defined benefit pension scheme
Assets/(liabilities)
Surplus (deficit) in plan	£ 524		£ 439